Annual Total Returns- Federated Hermes Institutional Prime Value Obligations Fund (Service Shares) [BarChart] - Service Shares - Federated Hermes Institutional Prime Value Obligations Fund - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.18%	0.82%	1.76%	2.07%	0.39%